UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |X|; Amendment Number: 1
  This Amendment (Check only one.): |X| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Steel Partners Holdings L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-14001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jack L. Howard
Title: President of General Partner of Reporting Manager
Phone: 212-520-2300

Signature, Place, and Date of Signing:

       /s/ Jack L. Howard, New York, NY, May 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                5
                                                    ---------------

Form 13F Information Table Entry Total:                          18
                                                    ---------------

Form 13F Information Table Value Total:                     $242002
                                                    ---------------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

          1        28-14563                   SPH Group Holdings LLC

          2        28-14887                   SPH Group LLC

          3        28-14886                   Steel Partners Holdings GP Inc.

          4        28-10766                   Warren G. Lichtenstein

          5        28-10730                   Steel Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------        --------   --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                --------------    -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
C&J ENERGY SERVICES           COM             12467B304       1072      50000  SH        OTHER       1, 2, 3   0          50000  0
DIGITAL GENERATION            COM             25400B108        109      10000  SH        OTHER       1, 2, 3   0          10000  0
FORBES ENERGY SERVICES        COM             345143101       2619    1035364  SH        OTHER       1, 2, 3   0        1035364  0
GENCORP INC                   COM             368682100      38256    4180997  SH        OTHER       1, 2, 3   0        4180997  0
HANDY & HARMAN LTD            COM             410315105     108937    7228735  SH        OTHER       1, 2, 3   0        7228735  0
HEELYS INC                    COM             42279M107         65      29348  SH        OTHER       1, 2, 3   0          29348  0
LYDALL INC DEL                COM             550819106       1891     131887  SH        OTHER       1, 2, 3   0         131887  0
MODUSLINK GLOBAL SOLUTIONS I  COM             60786L107      18795    6481185  SH        OTHER       1, 2, 3   0        6481185  0
NATHANS FAMOUS INC NEW        COM             632347100      15012     445456  SH        OTHER       1, 2, 3   0         445456  0
PARKER DRILLING CO            COM             701081101        920     200000  SH        OTHER       1, 2, 3   0         200000  0
PATTERSON-UTI ENERGY INC      COM             703481101       1304      70000  SH        OTHER       1, 2, 3   0          70000  0
SCHOOL SPECIALTY INC
3.75% 2026                    COM             807863AM7       5968   11906000  SH        OTHER       1, 2, 3   0       11906000  0
S L INDS INC                  COM             784413106      17907     994840  SH        OTHER       1, 2, 3   0         994840  0
SELECTICA INC                 COM NEW         816288203       2735     420768  SH        OTHER       1, 2, 3   0         420768  0
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP U  85814R107      22132    1877207  SH        OTHER       1, 2, 3   0        1877207  0
SUPERIOR ENERGY SERVICES      COM             868157108       1036      50000  SH        OTHER       1, 2, 3   0          50000  0
TIMKEN CO                     COM             887389104       2152      45000  SH        OTHER       1, 2, 3   0          45000  0
UNISYS CORP                   COM NEW         909214306       1090      63000  SH        OTHER       1, 2, 3   0          63000  0